COMMITMENTS AND CONTINGENT LIABILITIES (Litigation) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended	6 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	3 Months Ended		1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 05, 2011 Positive Outcome of Litigation [Member]	Apr. 30, 2011 Finders Fee Litigation Case One [Member]	Feb. 28, 2011 Finders Fee Litigation Case One [Member]	Nov. 30, 2010 Former Employee Compensation Suit [Member]	Jun. 30, 2012 Former Employee Compensation Suit [Member]	Nov. 30, 2010 Founder and Legal Advisor Compensation Suit [Member]	Dec. 31, 2006 Founder and Legal Advisor Compensation Suit [Member]	Dec. 31, 2006 Legal Advisor Compensation Suit [Member]	Nov. 30, 2010 Legal Advisor Compensation Suit [Member]	Jan. 31, 2012 Founder and Legal Advisors Compensation Suit [Member]	Dec. 31, 2011 Founder and Legal Advisors Compensation Suit [Member]	Mar. 31, 2011 Finders Fee Litigation Case Two [Member]	Feb. 28, 2011 Finders Fee Litigation Case Two [Member]	Nov. 30, 2011 Previous Finders Fee Litigation Case, Claim One [Member]	Nov. 30, 2011 Previous Finders Fee Litigation Case, Claim One [Member] InspireMD Ltd. [Member]	Jul. 31, 2012 Previous Finders Fee Litigation Case, Claim Two [Member]	Nov. 30, 2011 Previous Finders Fee Litigation Case, Claim Two [Member]	Nov. 30, 2011 Previous Finders Fee Litigation Case, Claim Two [Member] InspireMD Ltd. [Member]	Aug. 31, 2011 Former Employee Compensation Suit Two [Member]	Dec. 31, 2011 Employee Compensation Suit [Member]	Jul. 31, 2012 Statement of Claim by Assignee of Options [Member]
Loss Contingencies [Line Items]
Maximum amount of claim	$ 10,000					$ 2,500	$ 1,000	$ 430					$ 53				$ 327						$ 118
Number of securities covered by claim						250,000		2,029,025		496,056								110,785	13,650		39,087	4,816	486,966	584,357	334,546
Exercise price of securities covered by claim								$ 0.001		$ 0.001								$ 0.45	$ 3.67		$ 1.23	$ 10.0	$ 0.001		$ 0.19
Provision included in financial statements									(88)							(327)
Share-based compensation expenses	1,944	9,590	1,620	562							134	53			(53)
Fair value of securities covered by claim								2,500		134
Number of securities settled on														194,786
Number of securities withdrawn from claim in settlement														301,272
Payment for litigation settlement																				7
Gain Contingencies [Line Items]
Counterclaim by Company					$ 29